Condensed Consolidated Statements Of Equity (JPY ¥) In Millions, unless otherwise specified	Preferred Stock [Member]	Common Stock [Member]	Capital Surplus [Member]	Retained Earnings Appropriated For Legal Reserve [Member]	Unappropriated Retained Earnings (Accumulated Deficit) [Member] Class 3 Preferred Stock [Member]	Unappropriated Retained Earnings (Accumulated Deficit) [Member] Class 5 Preferred Stock [Member]	Unappropriated Retained Earnings (Accumulated Deficit) [Member]	Accumulated Other Changes In Equity From Nonowner Sources, Net Of Taxes [Member]	Treasury Stock, At Cost [Member]	Total Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at beginning of period at Mar. 31, 2010	¥ 442,100	¥ 1,643,238	¥ 6,619,525	¥ 239,571			¥ (9,284)	¥ (56,019)	¥ (13,954)		¥ 235,922
Stock-based compensation			(397)
Issuance of new shares of common stock by way of exercise of the stock acquisition rights		857	856
Redemption of Class 3 preferred stock (Note 8)			(250,000)
Initial origination of noncontrolling interests											12,405
Net income attributable to Mitsubishi UFJ Financial Group							582,870					582,870
Purchases of shares of treasury stock									(250,052)
Net change during the period								(334,175)				248,695
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders											7,480
Cash dividends:
Common stock-6.00 in 2010 and 2011 per share							(84,778)
Preferred stock					(3,000)	(8,970)						(11,970)
Sales of shares of treasury stock									1,105
Redemption of shares of treasury stock									250,000
Change in ownership interest of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 18)			20,550								127,270
Decrease in noncontrolling interests related to exclusion of subsidiaries from consolidation											(49,059)
Net decrease resulting from changes in voting interests in its consolidated subsidiaries and affiliated companies									79
Net income (loss) attributable to noncontrolling interests											(2,608)	2,608
Dividends paid to noncontrolling interests											(3,995)
Other changes in equity from nonowner sources, net of taxes:
Net unrealized holding gains on investment securities											1,174
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to net unrealized holding gains (losses) on investment securities											72
Pension liability adjustments											(539)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to pension liability adjustments											6
Foreign currency translation adjustments											(1,755)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to foreign currency translation adjustments											26
Losses on sales of shares of treasury stock							(76)
Effect of adopting new guidance on consolidation of certain variable interest entities (Note 1)							1,408	430			19,551
Net decrease resulting from exclusion of consolidated investment trust variable interest entities									3,050
Other-net			41				(11)				(512)
Balance at end of period at Sep. 30, 2010	442,100	1,644,095	6,390,575	239,571			478,159	(389,764)	(9,772)	8,794,964	345,438	9,140,402
Balance at beginning of period at Mar. 31, 2011	442,100	1,644,132	6,395,705	239,571			254,103	(628,661)	(11,251)		327,213	8,662,912
Stock-based compensation			(241)
Issuance of new shares of common stock by way of exercise of the stock acquisition rights		1,007	1,005
Initial origination of noncontrolling interests											2,866
Net income attributable to Mitsubishi UFJ Financial Group							190,964					190,964
Purchases of shares of treasury stock									(8)
Net change during the period								(103,893)				87,071
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders											(5,012)
Cash dividends:
Common stock-6.00 in 2010 and 2011 per share							(84,764)					(84,926)
Preferred stock						(8,970)						(8,970)
Sales of shares of treasury stock									532
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 18)			(12,000)								12,000
Decrease in noncontrolling interests related to exclusion of subsidiaries from consolidation											(57,379)
Net decrease resulting from changes in voting interests in its consolidated subsidiaries and affiliated companies									29
Net income (loss) attributable to noncontrolling interests											4,246	(4,246)
Dividends paid to noncontrolling interests											(13,433)
Other changes in equity from nonowner sources, net of taxes:
Net unrealized holding gains on investment securities											150
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to net unrealized holding gains (losses) on investment securities											(83)
Pension liability adjustments											(42)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to pension liability adjustments											68
Foreign currency translation adjustments											661
Losses on sales of shares of treasury stock							(108)
Effect of adopting new guidance on embedded credit derivatives (note 1)							135
Net decrease resulting from exclusion of consolidated investment trust variable interest entities									2,110
Other-net			(349)								(533)
Balance at end of period at Sep. 30, 2011	¥ 442,100	¥ 1,645,139	¥ 6,384,120	¥ 239,571			¥ 351,360	¥ (732,554)	¥ (8,588)	¥ 8,321,148	¥ 270,722	¥ 8,591,870